UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05324

ELFUN DIVERSIFIED FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/11

Item 1.	Schedule of Investments

Elfun Diversified Fund

Schedule of Investments (dollars in thousands)—September 30, 2011 (unaudited)

Domestic Equity—37.8% †	Number of Shares	Fair Value
Advertising—0.4%
Omnicom Group Inc.	23,228	$856

Aerospace & Defense—1.0%
Alliant Techsystems Inc.	3,192	174
Hexcel Corp.	13,991	310	(a)
Honeywell International Inc.	19,260	846
Rockwell Collins Inc.	7,204	380
United Technologies Corp.	2,718	191
		1,901

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	11,042	274

Air Freight & Logistics—0.3%
FedEx Corp.	3,313	224
United Parcel Service Inc.	4,752	300
UTi Worldwide Inc.	5,656	74
		598

Apparel Retail—0.1%
Urban Outfitters Inc.	6,004	134	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	6,468	335

Application Software—0.2%
Citrix Systems Inc.	4,592	250	(a)
SuccessFactors Inc.	7,145	164	(a)
		414

Asset Management & Custody Banks—0.9%
Affiliated Managers Group Inc.	3,717	290	(a)
Ameriprise Financial Inc.	12,533	493
Invesco Ltd.	30,186	469
State Street Corp.	18,773	604	(e)
		1,856

Automotive Retail—0.2%
O’Reilly Automotive Inc.	4,834	322	(a)

Biotechnology—1.4%
Alexion Pharmaceuticals Inc.	4,923	315	(a)
Amgen Inc.	14,375	790
Gilead Sciences Inc.	30,939	1,200	(a)
Human Genome Sciences Inc.	7,040	89	(a)
Incyte Corp Ltd.	7,087	99	(a)
Vertex Pharmaceuticals Inc.	5,982	266	(a)
		2,759

Brewers—0.3%
Molson Coors Brewing Co.	14,044	556

Broadcasting—0.1%
Discovery Communications Inc. (Class A)	1,814	68	(a)
Discovery Communications Inc. (Class C)	3,042	107	(a)
		175

Cable & Satellite—0.3%
DIRECTV	8,531	360	(a)
Liberty Global Inc.	8,712	301	(a)
Sirius XM Radio Inc.	11,394	17	(a)
		678

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	4,345	167	(a)
Penn National Gaming Inc.	7,146	238	(a)
		405

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	1,591	28	(a)
Peabody Energy Corp.	5,218	176
		204

Communications Equipment—1.4%
Cisco Systems Inc.	82,214	1,274
Juniper Networks Inc.	8,650	149	(a)
QUALCOMM Inc.	27,238	1,325
		2,748

Computer Hardware—1.0%
Apple Inc.	5,045	1,923	(a)
Hewlett-Packard Co.	5,487	123
		2,046

Computer Storage & Peripherals—0.1%
Synaptics Inc.	9,338	223	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	10,593	199	(a)

Construction & Farm Machinery & Heavy Trucks—0.2%
Cummins Inc.	1,970	161
Deere & Co.	4,543	294
		455

Consumer Finance—0.3%
American Express Co.	11,801	530
Discover Financial Services	4,600	106
		636

Data Processing & Outsourced Services—0.6%
Automatic Data Processing Inc.	2,912	137
The Western Union Co.	27,487	421
Visa Inc.	7,474	641
		1,199

Department Stores—0.1%
Macy’s Inc.	8,374	220

Distributors—0.1%
Genuine Parts Co.	3,151	160

Diversified Chemicals—0.1%
EI du Pont de Nemours & Co.	3,636	145

Diversified Financial Services—1.2%
Bank of America Corp.	45,261	277
Citigroup Inc.	2,209	57
Comerica Inc.	8,343	191
JPMorgan Chase & Co.	38,887	1,171
US BanCorp	3,689	87
Wells Fargo & Co.	23,368	564
		2,347

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	7,278	222
Molycorp Inc.	2,081	68	(a)
		290

Drug Retail—0.1%
CVS Caremark Corp.	8,679	291

Electric Utilities—0.9%
FirstEnergy Corp.	4,692	211
ITC Holdings Corp.	8,943	693
NextEra Energy Inc.	8,285	448
Southern Co.	9,027	382
		1,734

Electrical Components & Equipment—0.4%
Cooper Industries PLC	12,691	586
Emerson Electric Co.	6,309	261
		847

Electronic Components—0.0%*
Corning Inc.	3,223	40

Environmental & Facilities Services—0.1%
Stericycle Inc.	1,276	103	(a)

Fertilizers & Agricultural Chemicals—0.4%
Intrepid Potash Inc.	3,984	99	(a)
Monsanto Co.	10,548	633
		732

Food Distributors—0.0%*
Sysco Corp.	3,883	101

General Merchandise Stores—0.4%
Target Corp.	18,090	887

Healthcare Distributors—0.0%*
Cardinal Health Inc.	1,933	81

Healthcare Equipment—0.9%
Baxter International Inc.	3,680	207
Covidien PLC	25,253	1,115
Gen-Probe Inc.	1,950	112	(a)
Masimo Corp.	9,971	216
ResMed Inc.	7,285	210	(a)
		1,860

Healthcare Facilities—0.1%
HCA Holdings Inc.	6,809	137	(a)

Healthcare Services—0.6%
Catalyst Health Solutions Inc.	7,154	413	(a)
Express Scripts Inc.	15,223	564	(a)
Omnicare Inc.	8,283	211
		1,188

Healthcare Technology—0.0%*
MedAssets Inc.	10,065	97	(a)

Home Building—0.1%
MDC Holdings Inc.	7,500	127

Home Entertainment Software—0.1%
Activision Blizzard Inc.	23,912	285

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	6,206	356	(a)

Home Improvement Retail—0.4%
Home Depot Inc.	14,116	464
Lowe’s Companies Inc.	14,900	288
		752

Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	4,654	141
Royal Caribbean Cruises Ltd.	6,089	132
		273

Household Products—0.7%
Clorox Co.	5,020	333
Kimberly-Clark Corp.	3,845	273
The Procter & Gamble Co.	14,269	902
		1,508

Hypermarkets & Super Centers—0.1%
Wal-Mart Stores Inc.	3,954	205

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	21,531	303	(a)
The AES Corp.	59,089	576	(a)
		879

Industrial Gases—0.4%
Praxair Inc.	9,519	890

Industrial Machinery—0.3%
Eaton Corp.	7,399	262
Harsco Corp.	13,330	258
		520

Integrated Oil & Gas—1.6%
Chevron Corp.	13,503	1,249
ConocoPhillips	7,959	504
Exxon Mobil Corp.	10,456	760
Hess Corp.	2,444	128
Occidental Petroleum Corp.	7,228	517
		3,158

Integrated Telecommunication Services—0.7%
AT&T Inc.	26,218	747
Verizon Communications Inc.	18,032	663
Windstream Corp.	7,382	86
		1,496

Internet Retail—0.1%
Amazon.com Inc.	609	132	(a)
HomeAway Inc.	519	17	(a)
		149

Internet Software & Services—0.8%
Equinix Inc.	6,417	570	(a)
Google Inc.	1,426	734	(a)
MercadoLibre Inc.	2,878	155
Monster Worldwide Inc.	16,978	122	(a)
		1,581

Investment Banking & Brokerage—0.2%
The Goldman Sachs Group Inc.	4,692	444

IT Consulting & Other Services—0.9%
International Business Machines Corp.	10,368	1,815	(h)

Life & Health Insurance—0.4%
MetLife Inc.	14,202	398
Prudential Financial Inc.	10,759	504
		902

Life Sciences Tools & Services—0.7%
Covance Inc.	4,570	208	(a)
Illumina Inc.	5,427	222	(a)
Mettler-Toledo International Inc.	1,950	273	(a)
PerkinElmer Inc.	8,745	168
Thermo Fisher Scientific Inc.	9,783	496	(a)
		1,367

Movies & Entertainment—0.6%
Liberty Media Corporation—Capital	1,834	121	(a)
News Corp.	3,686	57
The Walt Disney Co.	7,822	236
Time Warner Inc.	26,501	794
		1,208

Multi-Line Insurance—0.3%
Hartford Financial Services Group Inc.	6,993	113
HCC Insurance Holdings Inc.	14,749	399
		512

Multi-Utilities—0.5%
Dominion Resources Inc.	16,883	858
Public Service Enterprise Group Inc.	2,576	86
Xcel Energy Inc.	4,603	114
		1,058

Office REITs—0.1%
Douglas Emmett Inc.	8,839	151
SL Green Realty Corp.	1,846	107
		258

Oil & Gas Drilling—0.1%
Noble Corp.	6,752	198

Oil & Gas Equipment & Services—0.8%
Halliburton Co.	1,841	56
McDermott International Inc.	13,768	148	(a)
National Oilwell Varco Inc.	2,633	135
Schlumberger Ltd.	20,418	1,220
Weatherford International Ltd.	11,174	136	(a)
		1,695

Oil & Gas Exploration & Production—0.9%
Anadarko Petroleum Corp.	9,469	597
Apache Corp.	5,728	460
Forest Oil Corp.	5,773	83	(a)
Pioneer Natural Resources Co.	2,637	173
Quicksilver Resources Inc.	14,626	111	(a)
Southwestern Energy Co.	7,418	247	(a)
Ultra Petroleum Corp.	2,360	65	(a)
		1,736

Oil & Gas Refining & Marketing—0.1%
Marathon Petroleum Corp.	4,784	129

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	26,905	471
Spectra Energy Corp.	12,224	300
		771

Packaged Foods & Meats—1.0%
ConAgra Foods Inc.	10,858	263
Kellogg Co.	3,689	196
Kraft Foods Inc.	34,119	1,146
McCormick & Company Inc.	4,017	185
Mead Johnson Nutrition Co.	2,809	193
		1,983

Personal Products—0.1%
Avon Products Inc.	5,726	112

Pharmaceuticals—1.8%
Bristol-Myers Squibb Co.	24,973	784
Hospira Inc.	2,503	93	(a)
Johnson & Johnson	18,897	1,204
Merck & Company Inc.	8,016	262
Pfizer Inc.	75,127	1,328
		3,671

Precious Metals & Minerals—0.0%*
Stillwater Mining Co.	8,106	69	(a)

Property & Casualty Insurance—0.8%
ACE Ltd.	18,497	1,122
Chubb Corp.	8,626	517
		1,639

Rail Roads—0.1%
Union Pacific Corp.	2,038	166

Real Estate Services—0.1%
CBRE Group Inc. (REIT)	16,304	219	(a)

Regional Banks—0.0%*
Zions Bancorp.	6,189	87

Reinsurance—0.2%
PartnerRe Ltd.	4,186	219
RenaissanceRe Holdings Ltd.	2,208	141
		360

Research & Consulting Services—0.3%
FTI Consulting Inc.	3,719	137	(a)
IHS Inc.	3,655	273	(a)
Nielsen Holdings N.V.	5,522	144	(a)
		554

Restaurants—0.3%
McDonald’s Corp.	6,406	563

Retail REITs—0.1%
Simon Property Group Inc.	1,311	144

Security & Alarm Services—0.3%
Corrections Corporation of America	23,545	534	(a)

Semiconductor Equipment—0.0%*
KLA-Tencor Corp.	2,135	82

Semiconductors—1.1%
Altera Corp.	3,990	126
Cree Inc.	2,843	74	(a)
Hittite Microwave Corp.	5,076	247	(a)
Intel Corp.	27,547	588	(h)
Marvell Technology Group Ltd.	15,670	228	(a)
Microchip Technology Inc.	11,007	342
Texas Instruments Inc.	22,622	602
		2,207

Soft Drinks—0.8%
Coca-Cola Enterprises Inc.	7,472	186
PepsiCo Inc.	24,702	1,528
		1,714

Specialized Finance—0.4%
CBOE Holdings Inc.	5,727	140
CME Group Inc.	2,239	551
MSCI Inc.	3,828	116	(a)
		807

Specialized REITs—0.1%
Public Storage	1,456	162
Rayonier Inc.	2,266	83
		245

Specialty Chemicals—0.2%
Albemarle Corp.	976	39
Celanese Corp.	2,402	78
Cytec Industries Inc.	2,560	90
Nalco Holding Co.	5,712	200
		407

Specialty Stores—0.1%
Dick’s Sporting Goods Inc.	4,556	152	(a)

Steel—0.4%
Allegheny Technologies Inc.	21,470	794
Steel Dynamics Inc.	6,126	61
		855

Systems Software—1.4%
Microsoft Corp.	65,640	1,633	(h)
Oracle Corp.	29,846	858
Rovi Corp.	8,489	365	(a)
		2,856

Thrifts & Mortgage Finance—0.2%
BankUnited Inc.	6,043	125
People’s United Financial Inc.	22,423	256
		381

Tobacco—0.2%
Philip Morris International Inc.	6,095	380

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	3,960	224

Water Utilities—0.1%
American Water Works Company Inc.	4,271	129

Wireless Telecommunication Services—0.6%
American Tower Corp.	12,611	678	(a)
NII Holdings Inc.	21,551	581	(a)
		1,259

Total Domestic Equity		76,304
(Cost $79,632)

Foreign Equity—21.6%

Common Stock—21.1%

Advertising—0.1%
WPP PLC	27,583	255

Aerospace & Defense—0.5%
CAE Inc.	22,467	212
European Aeronautic Defence and Space Company N.V.	8,805	248
Safran S.A.	15,713	481
		941

Agricultural Products—0.0%*
China Agri-Industries Holdings Ltd.	55,976	35
Cosan SA Industria e Comercio	2,648	34
		69

Airlines—0.1%
International Consolidated Airlines Group S.A.	41,453	98	(a)

Apparel Retail—0.0%*
Belle International Holdings Ltd.	23,054	40

Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	4,880	297
China Dongxiang Group Co.	243,921	42
LVMH Moet Hennessy Louis Vuitton S.A.	1,459	193
Ports Design Ltd.	27,862	43
		575

Application Software—0.4%
Autonomy Corporation PLC	9,358	370	(a)
SAP AG	6,518	332
		702

Automobile Manufacturers—0.8%
Daimler AG	2,744	122
Hyundai Motor Co.	2,393	418
Kia Motors Corp.	756	45
Mahindra & Mahindra Ltd.	3,636	59
Suzuki Motor Corp.	34,466	760
Toyota Motor Corp.	7,030	241
		1,645

Brewers—0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,979	46
Carlsberg A/S	1,591	94
		140

Broadcasting—0.0%*
Zee Entertainment Enterprises Ltd.	31,717	76

Building Products—0.2%
Daikin Industries Ltd.	10,700	307

Casinos & Gaming—0.1%
Genting Bhd	29,800	84
Sands China Ltd.	17,113	40	(a)
		124

Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	212,445	41
Coal India Ltd.	6,613	45
		86

Commodity Chemicals—0.0%*
LG Chem Ltd.	117	31	(a)

Communications Equipment—0.2%
HTC Corp.	2,050	45
Telefonaktiebolaget LM Ericsson	32,743	314
		359

Construction & Engineering—0.3%
China State Construction International Holdings Ltd.	123,076	65
Doosan Heavy Industries and Construction Company Ltd.	1,137	53
Larsen & Toubro Ltd.	8,950	247
Vinci S.A.	5,916	254
		619

Construction & Farm Machinery & Heavy Trucks—0.1%
First Tractor Company Ltd.	56,051	33
Sany Heavy Equipment International Holdings Company Ltd.	115,787	93
United Tractors Tbk PT	31,936	79
		205

Department Stores—0.0%*
Golden Eagle Retail Group Ltd.	19,870	41

Distillers & Vintners—0.4%
Diageo PLC	31,115	593
Diageo PLC ADR	1,986	151
		744

Diversified Banks—0.0%*
Sberbank of Russia.ADR	7,881	70	(a)

Diversified Capital Markets—0.1%
Credit Suisse Group AG	9,132	238

Diversified Financial Services—2.1%
Axis Bank Ltd.	3,217	67
Banco Santander S.A.	48,541	397
Bank of China Ltd.	811,290	251
Bank Rakyat Indonesia Persero Tbk PT	176,875	116
BNP Paribas	11,932	471
Credicorp Ltd.	1,080	100
Grupo Financiero Banorte SAB de C.V.	13,675	41
HSBC Holdings PLC	109,820	840
ICICI Bank Ltd.	12,604	222
ING Groep N.V.	47,649	337	(a)
Kasikornbank PCL	29,710	113
KB Financial Group Inc.	866	29
Lloyds Banking Group PLC	570,132	306	(a)
Metropolitan Bank & Trust	49,563	74
Standard Bank Group Ltd.	4,710	54
Standard Chartered PLC	16,050	320
United Overseas Bank Ltd.	35,694	461
VTB Bank OJSC GDR	9,067	38
		4,237

Diversified Metals & Mining—1.0%
Anglo American PLC	1,969	68
Antofagasta PLC	11,018	157
BHP Billiton PLC	24,217	646
Eurasian Natural Resources Corporation PLC	2,151	19
First Quantum Minerals Ltd.	3,471	46
Lynas Corporation Ltd.	221,604	228	(a)
Rio Tinto PLC	16,034	710
Xstrata PLC	7,029	89
		1,963

Diversified Real Estate Activities—0.3%
Sumitomo Realty & Development Company Ltd. (REIT)	15,000	289
Wharf Holdings Ltd.	47,983	237
		526

Diversified Support Services—0.2%
Aggreko PLC	6,599	166
Brambles Ltd.	41,747	258
		424

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	94,740	190
Reliance Infrastructure Ltd.	4,712	36
		226

Electrical Components & Equipment—0.1%
Schneider Electric S.A.	2,202	118
Zhuzhou CSR Times Electric Company Ltd.	54,950	90
		208

Electronic Components—0.1%
Delta Electronics Inc.	101,000	237

Electronic Equipment & Instruments—0.1%
Hexagon AB	17,265	224
Wasion Group Holdings Ltd.	25,697	7
		231

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	21,103	47

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc. ††	2,209	95
Potash Corporation of Saskatchewan Inc. ††	16,121	703
Sociedad Quimica y Minera de Chile S.A. ADR	3,510	168
Syngenta AG	1,758	456
		1,422

Food Retail—0.3%
Koninklijke Ahold N.V.	10,038	118
Magnit OJSC GDR	2,663	51
Shoprite Holdings Ltd.	5,366	75
Tesco PLC	52,814	309
		553

Gold—0.3%
Barrick Gold Corp.	1,064	50
Kinross Gold Corp.	31,381	469
		519

Gold Mining—0.0%*
Goldcorp Inc.	892	41	(a)

Healthcare Services—0.2%
Diagnosticos da America S.A.	4,748	41
Fresenius SE & Company KGAA	5,185	462
		503

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	7,954	573
Shandong Weigao Group Medical Polymer Company Ltd.	41,412	46
		619

Heavy Electrical Equipment—0.0%*
Dongfang Electric Corporation Ltd.	12,269	32

Home Building—0.0%*
MRV Engenharia e Participacoes S.A.	3,832	20

Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	4,784	128
Minor International PCL	81,278	27
		155

Household Appliances—0.0%*
Techtronic Industries Co.	43,888	29

Household Products—0.6%
Reckitt Benckiser Group PLC	11,613	588
Unicharm Corp.	12,400	595
		1,183

Human Resource & Employment Services—0.1%
The Capita Group PLC	15,893	174

Hypermarkets & Super Centers—0.2%
Metro AG	7,792	331

Industrial Conglomerates—0.6%
Chongqing Machinery & Electric Company Ltd.	135,529	20
Hutchison Whampoa Ltd.	40,561	300
Koninklijke Philips Electronics N.V.	10,947	197
Siemens AG	6,541	589
Siemens AG ADR	2,166	195
		1,301

Industrial Gases—0.5%
Linde AG	6,235	835
OCI Materials Company Ltd.	1,334	77
		912

Industrial Machinery—0.4%
FANUC Corp.	3,000	414
Mitsubishi Heavy Industries Ltd.	27,000	114	(a)
SMC Corp.	2,100	307
		835

Integrated Oil & Gas—1.9%
BG Group PLC	19,103	365
Cenovus Energy Inc.	2,063	64
China Petroleum & Chemical Corp.	134,167	129
ENI S.p.A.	6,205	109
Gazprom OAO ADR	14,907	143
Lukoil OAO ADR	2,095	105
Petroleo Brasileiro S.A. ADR	30,120	623
Royal Dutch Shell PLC	42,238	1,304
Suncor Energy Inc. ††	12,990	331
Suncor Energy Inc. ††	17,682	454
Total S.A.	3,181	141
		3,768

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	44,918	91
Telefonica S.A.	14,622	281
Telefonica S.A. ADR	7,571	145
		517

Internet Software & Services—0.6%
Baidu Inc. ADR	11,622	1,242	(a)
Tencent Holdings Ltd.	1,098	23
		1,265

Investment Banking & Brokerage—0.0%*
Egyptian Financial Group-Hermes Holding	21,178	60

IT Consulting & Other Services—0.2%
Cap Gemini S.A.	7,065	235
HCL Technologies Ltd.	7,311	60
Infosys Technologies Ltd.	1,014	52
		347

Life & Health Insurance—0.7%
AIA Group Ltd.	174,097	495
Ping An Insurance Group Co.	3,575	20
Prudential PLC	67,336	578
Sony Financial Holdings Inc.	21,800	333
		1,426

Marine—0.0%*
AP Moller - Maersk A/S	11	65

Marine Ports & Services—0.0%*
Mundra Port and Special Economic Zone Ltd.	27,186	91

Multi-Line Insurance—0.3%
AXA S.A.	24,973	325
Porto Seguro S.A.	2,411	23
Zurich Financial Services AG	1,088	226
		574

Multi-Utilities—0.3%
National Grid PLC	64,286	637

Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd.	46,242	59

Oil & Gas Equipment & Services—0.1%
Cie Generale de Geophysique - Veritas	3,868	68	(a)
Gasfrac Energy Services Inc.	13,012	94	(a)
		162

Oil & Gas Exploration & Production—0.2%
Afren PLC	138,129	173	(a)
Canadian Natural Resources Ltd.	7,811	231
CNOOC Ltd.	38,313	61
Pacific Rubiales Energy Corp.	1,775	38
		503

Packaged Foods & Meats—0.7%
Nestle S.A.	16,970	932
Nestle S.A. ADR	1,840	101
Unilever N.V., CVA	10,003	317
		1,350

Pharmaceuticals—0.9%
Bayer AG	5,380	297
Lijun International Pharmaceutical Holding Ltd.	87,738	8
Novartis AG	13,112	731
Novartis AG ADR	10,776	601
Teva Pharmaceutical Industries Ltd. ADR	5,412	201
		1,838

Precious Metals & Minerals—0.0%*
Aquarius Platinum Ltd.	20,693	57

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	3,389	58

Regional Banks—0.2%
The Bank of Yokohama Ltd.	62,600	314

Restaurants—0.1%
Arcos Dorados Holdings Inc.	8,157	190

Security & Alarm Services—0.0%*
G4S PLC ††	14,955	62
G4S PLC ††	9,090	37
		99

Semiconductors—0.8%
Samsung Electronics Company Ltd.	1,376	961
Taiwan Semiconductor Manufacturing Company Ltd.	306,779	691
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,921	22
		1,674

Specialized Finance—0.1%
Deutsche Boerse AG	4,176	212

Specialty Chemicals—0.1%
Neo Material Technologies Inc.	9,785	60	(a)
Novozymes A/S	653	93
		153

Steel—0.3%
Mechel ADR	4,021	41
Mechel Preference ADR	10,518	42
Tata Steel Ltd.	3,312	28
ThyssenKrupp AG	8,368	206
Vale S.A. ADR	16,058	338
		655

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.		5,864	76

Tobacco—0.0%*
ITC Ltd.		4,793	19

Trading Companies & Distributors—0.2%
Mitsubishi Corp.		22,900	467

Wireless Telecommunication Services—1.0%
America Movil SAB de C.V. ADR		17,859	394
Millicom International Cellular S.A. SDR		661	66
Mobile Telesystems OJSC ADR		8,451	104
MTN Group Ltd.		17,352	284
Softbank Corp.		14,900	436
Vodafone Group PLC		262,051	675
			1,959

Total Common Stock			42,688
(Cost $48,835)

Preferred Stock—0.5%

Automobile Manufacturers—0.2%
Volkswagen AG		3,761	497

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.		7,231	113

Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.		8,123	84

Steel—0.1%
Vale S.A.		10,607	224

Total Preferred Stock			918
(Cost $926)

Total Foreign Equity			43,606
(Cost $49,761)

		Principal Amount	Fair Value
Bonds and Notes—32.6%

U.S. Treasuries—5.9%
U.S. Treasury Bonds
3.75%	08/15/41	$2,029	$2,362	(h)
4.38%	05/15/41	2,327	3,007	(h)
U.S. Treasury Notes
0.25%	06/30/13	331	331	(d,h)
0.95%	08/31/16	5,206	5,219	(d,h)
1.75%	05/31/16	420	437
2.13%	08/15/21	579	589
			11,945

Agency Mortgage Backed—12.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	17	17	(h)
5.00%	07/01/35 - 06/01/41	452	495	(h)
5.50%	05/01/20 - 04/01/39	235	260	(h)
6.00%	04/01/17 - 11/01/37	486	545	(h)
6.50%	11/01/28 - 07/01/29	16	17	(h)
7.00%	10/01/16 - 08/01/36	53	61	(h)
7.50%	09/01/12 - 09/01/33	13	15	(h)
8.00%	07/01/26 - 11/01/30	6	7	(h)
8.50%	04/01/30 - 05/01/30	19	23	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 06/01/19	48	51	(h)
4.50%	05/01/18 - 08/01/41	6,043	6,457	(h)
5.00%	07/01/20 - 06/01/41	1,005	1,098	(h)
5.32%	03/01/37	1	1	(i)
5.47%	04/01/37	1	1	(i)
5.50%	04/01/14 - 01/01/39	1,397	1,526	(h)
6.00%	02/01/14 - 08/01/35	558	618	(h)
6.50%	12/01/14 - 08/01/36	129	146	(h)
7.00%	01/01/16 - 12/01/33	11	13	(h)
7.50%	09/01/13 - 03/01/34	36	40	(h)
8.00%	12/01/12 - 11/01/33	39	45	(h)
8.50%	05/01/31	3	3	(h)
9.00%	04/01/16 - 12/01/22	9	9	(h)
4.00%	TBA	4,275	4,481	(c)
4.50%	TBA	2,714	2,880	(c)
5.00%	TBA	2,304	2,477	(c)
6.50%	TBA	490	540	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 03/20/41	1,037	1,128	(h)
5.00%	08/15/33	31	35	(h)
6.00%	04/15/30 - 09/15/36	35	38	(h)
6.50%	06/15/24 - 07/15/36	61	72	(h)
7.00%	03/15/12 - 10/15/36	41	48	(h)
7.50%	07/15/23 - 04/15/28	24	28	(h)
8.00%	05/15/30	1	1	(h)
8.50%	10/15/17	17	19	(h)
9.00%	11/15/16 - 12/15/21	18	20	(h)
4.50%	TBA	1,120	1,214	(c)
5.50%	TBA	50	55	(c)
			24,484
Agency Collateralized Mortgage Obligations—0.7%
Collateralized Mortgage Obligation Trust (Class B)
0.84%	11/01/18	1	1	(d,f,h,q)
Fannie Mae Whole Loan
0.99%	08/25/43	210	4	(g,h)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	326	3	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24	110	12	(g,r)
5.00%	05/15/38	59	66
5.50%**	04/15/17	9	—	(g,h,r)
6.37%	08/15/25	299	62	(g,i)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980 IO)
7.50%	07/15/27	20	4	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	42	6	(g,h,r)

Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	38	3	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	16	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%**	06/15/28	3	—	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	29	2	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	05/15/18	17	1	(g,h,r)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33 D)
8.00%	04/15/20	1	1	(h)
Federal Home Loan Mortgage Corp. STRIPS
8.00%**	02/01/23 - 07/01/24	4	—	(g,h,r)
Federal Home Loan Mortgage Corp. STRIPS (Series 227) (Class IO)
5.00%	12/01/34	134	18	(g,h,r)
Federal Home Loan Mortgage STRIPS
3.02%	08/01/27	1	1	(d,f,h)
Federal National Mortgage Assoc. (Class 1IO2)
1.08%	11/25/33	107	3	(g,i)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	58	65
5.00%	09/25/40	369	64	(g,r)
5.77%	07/25/38	149	17	(g)
5.77%	01/25/41	224	36	(g,i)
Federal National Mortgage Assoc. REMIC (Class B)
2.87%	12/25/22	2	1	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	54	62
Federal National Mortgage Assoc. REMIC (Series 2003)
7.27%	05/25/18	290	38	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	15	1	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	67	5	(g,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.22%	12/25/42	79	2	(g,h)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%**	05/25/18	3	—	(g,h,r)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.09%	03/25/31	34	37	(h)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	46	52
Federal National Mortgage Assoc. STRIPS
5.00%	05/25/38	51	5	(g,r)
6.00%	01/01/35	43	7	(g,r)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	73	8	(g,r)
5.00%	03/25/38	55	6	(g,r)
5.50%	12/01/33	21	3	(g,r)
7.50%	11/01/23	39	7	(g,h,r)
8.00%	08/01/23 - 07/01/24	8	1	(g,h,r)
8.50%**	03/01/17 - 07/25/22	3	—	(g,h,r)
9.00%**	05/25/22	2	—	(g,h,r)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	83	9	(g,r)

Government National Mortgage Assoc.
0.00%	02/20/40 - 01/20/41	836	154	(g,i,r)
4.50%	04/16/34 - 08/16/39	1,470	220	(g,r)
4.50%	11/20/39	137	152
5.00%	12/20/35 - 09/20/38	477	58	(g,r)
6.02%	02/20/40	242	54	(g,i)
6.37%	08/20/40 - 03/20/41	659	134	(g,i)
Government National Mortgage Assoc. (Class IC)
6.02%	04/16/37	121	23	(g)
Vendee Mortgage Trust
0.38%	04/15/40	460	9	(g,h,i)
0.58%	09/15/46	1,091	29	(g,h,i)
Vendee Mortgage Trust (Class IO)
0.85%	05/15/33	145	4	(g,i)
			1,451

Asset Backed—0.3%
Bear Stearns Asset Backed Securities Trust
5.89%	01/25/34	3	2	(d,h,q)
Citicorp Residential Mortgage Securities Inc.
6.04%	09/25/36	50	41	(h)
Countrywide Asset-Backed Certificates
1.09%	05/25/33	3	2	(h)
Countrywide Asset-Backed Certificates (Class A)
7.00%	04/25/32	13	7	(d,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	9	9	(h,q)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	50	40
Residential Asset Mortgage Products Inc. (Class A2)
8.25%	06/25/32	13	10	(d,h,q)
Residential Asset Securities Corp.
10.00%	07/25/32	4	2	(d,h,q)
Saxon Asset Securities Trust
5.23%	08/25/35	570	542	(h)
			655

Corporate Notes—10.4%
Advanced Micro Devices Inc.
7.75%	08/01/20	68	67
AES El Salvador Trust
6.75%	02/01/16	100	98	(b)
AES Gener S.A.
5.25%	08/15/21	7	7	(b)
AES Panama S.A.
6.35%	12/21/16	30	32	(b,h)
Agilent Technologies Inc.
5.50%	09/14/15	81	89	(h)
Allergan Inc.
3.38%	09/15/20	128	131
Alliance One International Inc.
10.00%	07/15/16	80	66
Alpha Natural Resources Inc.
6.00%	06/01/19	70	65
American Axle & Manufacturing Inc.
7.88%	03/01/17	69	65
American International Group Inc.
5.85%	01/16/18	121	120

Amgen Inc.
2.30%	06/15/16	56	57
4.10%	06/15/21	80	86
5.65%	06/15/42	115	139
Amsted Industries Inc.
8.13%	03/15/18	63	65	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	38	42
6.20%	03/15/40	135	141	(h)
6.45%	09/15/36	23	24
6.95%	06/15/19	94	109
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	123	132	(h)
5.38%	11/15/14	94	105	(h)
AON Corp.
3.13%	05/27/16	96	96	(h)
ArcelorMittal
5.50%	03/01/21	122	109	(h)
6.75%	03/01/41	136	118	(h)
Arch Coal Inc.
7.00%	06/15/19	70	67	(b,h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	156	195	(h)
Arizona Public Service Co.
6.25%	08/01/16	80	92	(h)
AT&T Inc.
2.95%	05/15/16	67	69
3.88%	08/15/21	54	56
5.55%	08/15/41	46	50
5.60%	05/15/18	38	44
6.40%	05/15/38	94	109	(h)
6.70%	11/15/13	84	93	(h)
Baker Hughes Inc.
3.20%	08/15/21	153	154	(b,h)
Banco de Credito del Peru
4.75%	03/16/16	44	42	(b)
BanColombia S.A.
5.95%	06/03/21	100	97	(b)
6.13%	07/26/20	15	15
Bank of America Corp.
3.75%	07/12/16	160	146
5.42%	03/15/17	300	261
5.63%	07/01/20	105	97	(h)
6.50%	08/01/16	70	70	(h)
Banque Centrale de Tunisie S.A.
7.38%	04/25/12	200	205
Boise Paper Holdings LLC
8.00%	04/01/20	99	100
Bombardier Inc.
7.75%	03/15/20	354	377	(b,h)
BP Capital Markets PLC
3.13%	10/01/15	41	42
4.50%	10/01/20	41	44
Braskem Finance Ltd.
5.75%	04/15/21	212	193	(b)
Calpine Corp.
7.25%	10/15/17	12	12	(b,h)

Capex S.A.
10.00%	03/10/18	15	12	(b)
Cargill Inc.
5.20%	01/22/13	215	226	(b,h)
6.00%	11/27/17	1	1	(b,h)
Case New Holland Inc.
7.88%	12/01/17	40	43
Caterpillar Inc.
3.90%	05/27/21	120	129
CCO Holdings LLC
7.88%	04/30/18	188	191
8.13%	04/30/20	61	63
Central American Bank for Economic Integration
5.38%	09/24/14	60	64	(b,h)
CenturyLink Inc.
5.15%	06/15/17	78	73
CenturyLink Inc. (Series G)
6.88%	01/15/28	59	51
Chesapeake Energy Corp.
6.13%	02/15/21	63	63
Chesapeake Midstream Partners LP
5.88%	04/15/21	101	96	(b)
Chrysler Group LLC
8.00%	06/15/19	200	156	(b)
Cincinnati Bell Inc.
8.25%	10/15/17	110	107	(h)
Cinemark USA Inc.
7.38%	06/15/21	56	53
Citigroup Inc.
5.00%	09/15/14	214	210	(h)
CityCenter Holdings LLC
7.63%	01/15/16	68	64	(b)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	190	239	(h)
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	16	19	(h)
Corp Nacional del Cobre de Chile
3.75%	11/04/20	100	99	(b)
5.63%	09/21/35	12	14	(b,h)
Crown Castle Towers LLC
4.88%	08/15/40	100	104	(b)
6.11%	01/15/40	55	62	(b,h)
CVS Caremark Corp.
3.25%	05/18/15	30	32	(h)
5.75%	06/01/17	46	53	(h)
Danaher Corp.
2.30%	06/23/16	80	82
3.90%	06/23/21	16	17
DaVita Inc.
6.38%	11/01/18	68	65
Denbury Resources Inc.
6.38%	08/15/21	60	58
8.25%	02/15/20	56	59	(h)
DENTSPLY International Inc.
2.75%	08/15/16	77	78
4.13%	08/15/21	77	81
Devon Energy Corp.
5.60%	07/15/41	80	92

DirecTV Holdings LLC
3.55%	03/15/15	85	89	(h)
4.75%	10/01/14	109	118	(h)
Dolphin Subsidiary II Inc.
7.25%	10/15/21	188	182	(b)
Dominion Resources Inc.
1.95%	08/15/16	54	54	(h)
4.90%	08/01/41	32	33	(h)
Duke Realty LP (REIT)
6.50%	01/15/18	42	45	(h)
EH Holding Corp.
6.50%	06/15/19	109	105	(b,h)
El Paso Pipeline Partners Operating Company LLC
5.00%	10/01/21	61	61
Energy Transfer Equity LP
7.50%	10/15/20	51	52
Energy Transfer Partners LP
6.70%	07/01/18	56	63	(h)
European Investment Bank
4.88%	01/17/17	300	351	(h)
Exelon Corp.
4.90%	06/15/15	111	120	(h)
First Horizon National Corp.
5.38%	12/15/15	122	123
FMG Resources August 2006 Pty Ltd.
7.00%	11/01/15	68	63	(b)
Forest Oil Corp.
7.25%	06/15/19	95	94
FPL Group Capital Inc.
2.60%	09/01/15	163	165	(h)
France Telecom S.A.
2.75%	09/14/16	77	76
4.13%	09/14/21	77	77
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	143	138	(b)
Frontier Communications Corp.
7.13%	03/15/19	142	135
Georgia-Pacific LLC
5.40%	11/01/20	177	180	(b,h)
Goldman Sachs Capital I
6.35%	02/15/34	64	58
Great Plains Energy Inc.
4.85%	06/01/21	80	84
Gruposura Finance
5.70%	05/18/21	200	194	(b)
Hanesbrands Inc.
6.38%	12/15/20	197	191
HCA Inc.
6.50%	02/15/20	119	116
7.50%	02/15/22	68	63
HCP Inc. (REIT)
6.00%	01/30/17	73	77
Healthsouth Corp.
7.75%	09/15/22	68	62

Hewlett-Packard Co.
3.00%	09/15/16	77	78
4.30%	06/01/21	198	200
6.00%	09/15/41	77	81
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	68	66
HSBC Finance Corp.
6.68%	01/15/21	371	365	(b)
Huntington BancShares Inc.
7.00%	12/15/20	31	35
ING Bank N.V.
4.00%	03/15/16	200	201	(b)
Intelsat Jackson Holdings S.A.
7.25%	10/15/20	56	52	(b)
Inversiones CMPC S.A.
4.75%	01/19/18	14	14	(b)
JPMorgan Chase & Co.
4.35%	08/15/21	115	116
5.13%	09/15/14	80	84	(h)
5.60%	07/15/41	80	84
Kinder Morgan Energy Partners LP
5.80%	03/01/21	77	86
Korea Development Bank
3.25%	03/09/16	122	118	(h)
Kraft Foods Inc.
4.13%	02/09/16	84	89	(h)
5.38%	02/10/20	153	173	(h)
6.50%	02/09/40	42	51
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	62	66
4.50%	07/16/18	102	120	(h)
Linn Energy LLC
8.63%	04/15/20	56	58
Lockheed Martin Corp.
3.35%	09/15/21	77	76
4.85%	09/15/41	77	81
Lorillard Tobacco Co.
3.50%	08/04/16	78	78
7.00%	08/04/41	71	75
Majapahit Holding BV
7.25%	10/17/11	100	100	(b,h)
Merrill Lynch & Company Inc.
6.88%	04/25/18	108	108
MetroPCS Wireless Inc.
6.63%	11/15/20	73	64
Midamerican Energy Holdings Co.
6.13%	04/01/36	45	54	(h)
Morgan Stanley
3.80%	04/29/16	100	92
5.50%	07/28/21	195	181	(h)
5.75%	01/25/21	200	184
Mylan Inc.
7.88%	07/15/20	27	28	(b)
Nationwide Mutual Insurance Co.
7.88%	04/01/33	38	40	(b,h)
9.38%	08/15/39	17	20	(b,h)
Newfield Exploration Co.
5.75%	01/30/22	95	94

News America Inc.
6.65%	11/15/37	95	104
Nextel Communications Inc. (Series E)
6.88%	10/31/13	107	104
Nisource Finance Corp.
6.13%	03/01/22	56	63	(h)
Noble Holding International Ltd.
3.05%	03/01/16	127	131	(h)
Novelis Inc.
8.38%	12/15/17	80	79
NRG Energy Inc.
7.63%	05/15/19	50	46	(b,h)
Occidental Petroleum Corp.
1.75%	02/15/17	77	76
3.13%	02/15/22	77	77
Oglethorpe Power Corp.
5.38%	11/01/40	42	48
ONEOK Partners LP
6.13%	02/01/41	85	94
Pacific Gas & Electric Co.
5.80%	03/01/37	60	70
6.05%	03/01/34	63	75
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100	107	(b)
PacifiCorp
6.25%	10/15/37	102	132	(h)
PAETEC Holding Corp.
8.88%	06/30/17	20	21	(h)
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	35	38	(h)
Petrobras International Finance Co.
3.88%	01/27/16	76	75	(h)
Petroleos Mexicanos
6.00%	03/05/20	20	22	(h)
8.00%	05/03/19	20	24	(h)
Philip Morris International Inc.
2.50%	05/16/16	80	82	(h)
Pioneer Natural Resources Co.
7.50%	01/15/20	117	131	(h)
Plains All American Pipeline LP
3.95%	09/15/15	76	80	(h)
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	200	228
Protective Life Corp.
8.45%	10/15/39	145	167	(h)
Prudential Financial Inc.
3.00%	05/12/16	80	78	(h)
5.40%	06/13/35	52	48	(h)
QVC Inc.
7.50%	10/01/19	51	54	(b,h)
RailAmerica Inc.
9.25%	07/01/17	72	78	(h)
Range Resources Corp.
5.75%	06/01/21	68	71
Republic Services Inc.
5.25%	11/15/21	55	62	(h)
5.70%	05/15/41	53	60	(h)

Reynolds Group Issuer Inc.
8.75%	10/15/16	155	155	(b,h)
Roche Holdings Inc.
6.00%	03/01/19	101	123	(b,h)
Schlumberger Investment S.A.
3.30%	09/14/21	77	77	(b)
Schlumberger Norge AS
1.95%	09/14/16	38	38	(b)
Seagate HDD Cayman
7.75%	12/15/18	46	45	(b)
Solutia Inc.
7.88%	03/15/20	61	64
Southern Copper Corp.
5.38%	04/16/20	82	84	(h)
6.75%	04/16/40	24	24	(h)
Sunoco Logistics Partners Operations LP
4.65%	02/15/22	80	79	(h)
Susser Holdings LLC
8.50%	05/15/16	117	122	(h)
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	164	172	(h)
Texas Instruments Inc.
2.38%	05/16/16	200	205	(h)
Textron Inc.
6.20%	03/15/15	106	114	(h)
The AES Corp.
8.00%	10/15/17	56	56	(h)
The Coca-Cola Co.
3.30%	09/01/21	176	184	(b)
The Goldman Sachs Group Inc.
3.63%	02/07/16	127	124
3.70%	08/01/15	116	114	(h)
5.25%	07/27/21	372	367
5.95%	01/18/18	57	59
6.00%	06/15/20	100	103
6.15%	04/01/18	50	52
6.75%	10/01/37	81	74	(h)
The Potomac Edison Co.
5.35%	11/15/14	40	44	(h)
The Procter & Gamble Co.
1.45%	08/15/16	77	77	(h)
Time Warner Cable Inc.
4.00%	09/01/21	58	57
5.50%	09/01/41	96	95
6.75%	07/01/18	209	243	(h)
Time Warner Inc.
3.15%	07/15/15	71	73	(h)
5.88%	11/15/16	166	188	(h)
TNK-BP Finance S.A.
6.13%	03/20/12	100	101
7.25%	02/02/20	10	10	(b,h)
UBS AG
5.88%	07/15/16	100	103	(h)
UnitedHealth Group Inc.
5.80%	03/15/36	61	71
Vail Resorts Inc.
6.50%	05/01/19	134	132	(b)

Verizon Communications Inc.
5.50%	02/15/18	76	88
Visteon Corp.
6.75%	04/15/19	74	67	(b)
WellPoint Inc.
2.38%	02/15/17	38	38
3.70%	08/15/21	77	77
Williams Partners LP
4.13%	11/15/20	20	20
Willis Group Holdings PLC
4.13%	03/15/16	84	85
Windstream Corp.
7.75%	10/01/21	74	71
7.88%	11/01/17	12	12
Woodside Finance Ltd.
4.50%	11/10/14	131	139	(b,h)
Wynn Las Vegas LLC
7.88%	05/01/20	140	147	(h)
XL Group Ltd.
5.75%	10/01/21	76	76
XL Group PLC (Series E)
6.50%	12/29/49	76	60	(i)
Xstrata Finance Canada Ltd.
5.80%	11/15/16	101	111	(b)
			21,075

Non-Agency Collateralized Mortgage Obligations—2.4%
Banc of America Commercial Mortgage Inc.
5.37%	09/10/47	110	121	(i)
5.68%	07/10/46	90	84
5.73%	07/10/46	70	40
5.92%	02/10/51	210	221	(h)
6.39%	02/10/51	280	308	(i)
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	80	87
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.89%	07/10/44	200	216	(i)
5.98%	02/10/51	120	107	(i)
6.44%	02/10/51	100	92	(i)
Banc of America Mortgage Securities Inc. (Class B1)
4.94%**	01/25/36	12	—	(h,q)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	70	76	(i)
5.94%	09/11/38	110	106	(i)
6.16%	09/11/42	20	14	(h,q)
Bear Stearns Commercial Mortgage Securities (Class A2)
5.57%	03/11/39	39	39	(h,i)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.91%	06/11/40	60	40	(h)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.70%	04/12/38	80	78
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	40	43	(i)
Commercial Mortgage Pass Through Certificates (Class AM)
5.97%	06/10/46	100	95
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.32%	10/25/35	43	4	(h,q)
Credit Suisse Mortgage Capital Certificates (Class C)
5.59%	02/15/39	125	97

Credit Suisse Mortgage Capital Certificates (Class CB1)
5.63%	02/25/36	21	1	(h,q)
DBUBS Mortgage Trust
5.73%	11/10/46	70	45	(b)
Extended Stay America Trust
5.50%	11/05/27	200	188	(b,h)
GS Mortgage Securities Corp. II
2.92%	08/10/44	80	80	(d,i)
5.73%	03/10/44	210	153	(b,i)
Indymac INDA Mortgage Loan Trust (Class B1)
4.65%**	01/25/36	18	—	(h,q)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.04%	03/15/46	40	43	(i)
5.34%	08/12/37	190	206	(i)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.44%	06/12/47	210	218	(h)
5.79%	02/12/51	340	367	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
6.10%	02/12/51	30	27	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.69%	04/15/43	60	41
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.39%	02/12/51	30	9	(h,q)
LB-UBS Commercial Mortgage Trust
5.00%	12/15/39	576	10	(d,h,q)
6.31%	04/15/41	60	54	(i)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.31%	04/15/41	210	230	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	50	54
5.16%	02/15/31	80	87	(h)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.31%	04/15/41	20	14	(i)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	22	2	(g,h,q,r)
Merrill Lynch Mortgage Trust
5.85%	05/12/39	54	37
Merrill Lynch Mortgage Trust (Class AJ)
5.85%	05/12/39	62	50	(i)
Morgan Stanley Capital I
5.16%	10/12/52	100	108	(h,i)
5.48%	02/12/44	140	120	(i)
5.62%	12/12/49	60	61	(h)
5.90%	10/15/42	64	51	(h)
Morgan Stanley Capital I (Class A4)
5.81%	12/12/49	300	322	(h)
5.99%	08/12/41	30	34	(h,i)
Morgan Stanley Capital I (Class AM)
6.46%	01/11/43	80	77	(h)
Morgan Stanley Capital I (Class B)
5.90%	10/15/42	40	33	(h)
Opteum Mortgage Acceptance Corp. (Class A1A)
5.00%	02/25/35	63	58	(d,h)
Vornado DP LLC
6.36%	09/13/28	30	27	(b)
Wachovia Bank Commercial Mortgage Trust
6.23%	06/15/45	50	32	(h)

Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	80	78	(h,i)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%**	01/25/36	67	—	(h,q)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%**	03/25/36	26	—	(h,q)
			4,785

Sovereign Bonds—0.6%
Government of Argentina
2.50%	12/31/38	18	6	(j)
7.40%	08/03/12	69	8	(d,i)
8.28%	12/31/33	19	13
Government of Belize
6.00%	02/20/29	34	21	(j)
Government of Brazil
6.00%	02/20/29	7	4	(b,j)
8.25%	01/20/34	12	17
Government of Chile
3.25%	09/14/21	100	98
Government of Costa Rica
10.00%	08/01/20	13	18	(b,h)
Government of El Salvador
7.65%	06/15/35	20	19	(b,h)
Government of Georgia
6.88%	04/12/21	200	190	(b)
Government of Grenada
4.50%	09/15/25	22	13	(b,h,j)
Government of Hungary
4.75%	02/03/15	100	98	(h)
6.38%	03/29/21	29	28
Government of Lebanon
4.00%	12/31/17	5	5
Government of Lithuania
7.38%	02/11/20	100	108	(b,h)
Government of Mexico
5.75%	10/12/10	14	14	(h)
Government of Panama
6.70%	01/26/36	29	35	(h)
Government of Peruvian
6.55%	03/14/37	39	45	(h)
Government of Poland
5.13%	04/21/21	15	15	(h)
6.38%	07/15/19	7	8
Government of Turkey
5.63%	03/30/21	100	102	(h)
Government of Uruguay
6.88%	09/28/25	20	23	(h)
Government of Venezuela
10.75%	09/19/13	15	15
Government of Vietnam
1.36%	03/12/16	6	5	(i)
Korea National Oil Corp.
2.88%	11/09/15	100	97	(b,h)
Province of Manitoba Canada
4.90%	12/06/16	30	35	(h)
Republic of Dominican
7.50%	05/06/21	100	98	(b,h)

Republic of Lebanese
5.15%	11/12/18	14	14
6.10%	10/04/22	14	14
United Mexican States
5.13%	01/15/20	17	18	(h)
			1,184

Municipal Bonds and Notes—0.2%
Municipal Electric Authority of Georgia
6.64%	04/01/57	149	159	(h)
New Jersey State Turnpike Authority
7.10%	01/01/41	40	54	(h)
7.41%	01/01/40	20	28	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15	17	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	40	53	(h)
State of California
5.70%	11/01/21	55	60
			371

FNMA—0.0%*
Lehman TBA
5.50%**	TBA	60	—	(c,o,q)
Total Bonds and Notes			65,950
(Cost $65,290)

		Number of Shares

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund		16,107	190	(p)
Industrial Select Sector SPDR Fund		27,877	814	(p)
Vanguard MSCI Emerging Markets		4,840	174
Vanguard REIT ETF		42,381	2,156
Total Exchange Traded Funds			3,334
(Cost $3,720)

Other Investments—0.1%
GEI Investment Fund			169	(k)
(Cost $174)

Total Investments in Securities			189,363
(Cost $198,577)

Short-Term Investments—12.2%
GE Institutional Money Market Fund Investment Class
0.09%			24,690	(d,k)
(Cost $24,690)

Total Investments			214,053
(Cost $223,267)

Liabilities in Excess of Other Assets, net—(5.9)%			(12,016)

NET ASSETS—100.0%			202,037

Other Information

The Fund had the following long futures contracts open at September 30, 2011 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	December 2011	7	$202	$10
FTSE 100 Index Futures	December 2011	2	159	1
Russell 2000 Mini Index Futures	December 2011	38	2,438	(114)
S&P 500 Emini Index Futures	December 2011	9	507	(24)
S&P Midcap 400 Emini Index Futures	December 2011	7	545	(23)
Topix Index Futures	December 2011	1	98	0 *
2 Yr. U.S. Treasury Notes Futures	December 2011	36	7,927	(9)
5 Yr. U.S. Treasury Notes Futures	December 2011	5	713	33
30 Yr. U.S. Treasury Bonds Futures	December 2011	21	2,572	(1)

				(127)

The Fund had the following short futures contracts open at September 30, 2011 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Ultra long U.S. Treasury Bond Futures	December 2011	17	$(2,697)	$(258)
10 Yr. U.S. Treasury Notes Futures	December 2011	53	(6,895)	(47)

				(305)

				(432)

At September 30, 2011, the Fund had the following foreign currency forward exchange contracts:

Description	Unrealized Appreciation/ (Depreciation)
Sold 1,881,000 Euro; Purchased vs. $2,683,886 for settlement on 12/21/2011	$160,976
Sold 99,128,984 Japanese yen; Purchased vs. $1,288,318 for settlement on 12/21/2011	772
Sold 95,479,581 Japanese yen; Purchased vs. $1,239,399 for settlement on 12/21/2011	(747)

$161,001

The Fund was invested in the following countries at September 30, 2011 (unaudited):

Country	Percentage (based on Fair Value)
United States	76.98%
United Kingdom	4.44%
Germany	2.20%
Japan	2.14%
Canada	1.63%
Switzerland	1.58%
France	1.58%
China	1.14%
Brazil	0.86%
South Korea	0.85%
India	0.59%

Netherlands	0.55%
Hong Kong	0.51%
Taiwan	0.49%
Spain	0.38%
Russian Federation	0.33%
Australia	0.32%
Sweden	0.28%
Mexico	0.26%
South Africa	0.22%
Singapore	0.22%
Supranational	0.19%
Colombia	0.19%
Chile	0.19%
Israel	0.17%
Indonesia	0.16%
Ireland	0.16%
Philippines	0.14%
Peru	0.14%
Denmark	0.12%
Argentina	0.11%
Luxembourg	0.11%
Tunisia	0.10%
Georgia	0.09%
Turkey	0.07%
Thailand	0.07%
Hungary	0.06%
El Salvador	0.05%
Italy	0.05%
Lithuania	0.05%
Dominican Republic	0.05%
Malaysia	0.04%
Panama	0.03%
Egypt	0.03%
Lebanon	0.02%
Belize	0.01%
Uruguay	0.01%
Poland	0.01%
Costa Rica	0.01%
Bolivarian Republic of Venezuela	0.01%
Grenada	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2011 (unaudited):

Industry	Domestic	Foreign	Total
Integrated Oil & Gas	1.48%	1.80%	3.28%
Diversified Financial Services	1.10%	2.03%	3.13%
Pharmaceuticals	1.71%	0.86%	2.57%
Semiconductors	1.03%	0.78%	1.81%
Exchange Traded Funds	1.56%	0.00%	1.56%
Packaged Foods & Meats	0.93%	0.63%	1.56%
Wireless Telecommunication Services	0.59%	0.92%	1.51%
Communications Equipment	1.28%	0.17%	1.45%
Systems Software	1.33%	0.00%	1.33%

Internet Software & Services	0.74%	0.59%	1.33%
Aerospace & Defense	0.89%	0.44%	1.33%
Biotechnology	1.29%	0.00%	1.29%
Household Products	0.70%	0.54%	1.24%
Life & Health Insurance	0.42%	0.67%	1.09%
Diversified Metals & Mining	0.14%	0.92%	1.06%
Oil & Gas Exploration & Production	0.81%	0.23%	1.04%
IT Consulting & Other Services	0.84%	0.16%	1.00%
Fertilizers & Agricultural Chemicals	0.34%	0.66%	1.00%
Automobile Manufacturers	0.00%	1.00%	1.00%
Computer Hardware	0.96%	0.00%	0.96%
Integrated Telecommunication Services	0.70%	0.24%	0.94%
Electric Utilities	0.80%	0.11%	0.91%
Healthcare Equipment	0.87%	0.00%	0.87%
Oil & Gas Equipment & Services	0.79%	0.08%	0.87%
Asset Management & Custody Banks	0.87%	0.00%	0.87%
Industrial Gases	0.42%	0.43%	0.85%
Steel	0.40%	0.41%	0.81%
Soft Drinks	0.80%	0.00%	0.80%
Multi-Utilities	0.49%	0.30%	0.79%
Healthcare Services	0.56%	0.23%	0.79%
Property & Casualty Insurance	0.77%	0.00%	0.77%
Life Sciences Tools & Services	0.64%	0.00%	0.64%
Industrial Machinery	0.24%	0.39%	0.63%
Industrial Conglomerates	0.00%	0.61%	0.61%
Movies & Entertainment	0.56%	0.00%	0.56%
Data Processing & Outsourced Services	0.56%	0.00%	0.56%
Application Software	0.19%	0.33%	0.52%
Advertising	0.40%	0.12%	0.52%
Multi-Line Insurance	0.24%	0.27%	0.51%
Electrical Components & Equipment	0.40%	0.10%	0.50%
Specialized Finance	0.38%	0.10%	0.48%
Apparel, Accessories & Luxury Goods	0.16%	0.27%	0.43%
General Merchandise Stores	0.41%	0.00%	0.41%
Independent Power Producers & Energy Traders	0.41%	0.00%	0.41%
Construction & Engineering	0.09%	0.29%	0.38%
Oil & Gas Storage & Transportation	0.36%	0.00%	0.36%
Restaurants	0.26%	0.09%	0.35%
Home Improvement Retail	0.34%	0.00%	0.34%
Distillers & Vintners	0.00%	0.34%	0.34%
Brewers	0.26%	0.07%	0.33%
Trading Companies & Distributors	0.10%	0.22%	0.32%
Cable & Satellite	0.32%	0.00%	0.32%
Construction & Farm Machinery & Heavy Trucks	0.21%	0.10%	0.31%
Consumer Finance	0.30%	0.00%	0.30%
Security & Alarm Services	0.24%	0.04%	0.28%
Healthcare Supplies	0.00%	0.29%	0.29%
Air Freight & Logistics	0.28%	0.00%	0.28%
Specialty Chemicals	0.19%	0.07%	0.26%
Research & Consulting Services	0.26%	0.00%	0.26%
Food Retail	0.00%	0.26%	0.26%
Hypermarkets & Super Centers	0.10%	0.15%	0.25%
Casinos & Gaming	0.19%	0.06%	0.25%
Diversified Real Estate Activities	0.00%	0.25%	0.25%
Gold	0.00%	0.24%	0.24%
Investment Banking & Brokerage	0.21%	0.03%	0.24%
Thrifts & Mortgage Finance	0.18%	0.04%	0.22%

Hotels, Resorts & Cruise Lines	0.13%	0.07%	0.20%
Diversified Support Services	0.00%	0.20%	0.20%
Regional Banks	0.04%	0.15%	0.19%
Tobacco	0.18%	0.01%	0.19%
Reinsurance	0.17%	0.00%	0.17%
Home Furnishing Retail	0.17%	0.00%	0.17%
Agricultural Products	0.13%	0.03%	0.16%
Automotive Retail	0.15%	0.00%	0.15%
Building Products	0.00%	0.14%	0.14%
Drug Retail	0.14%	0.00%	0.14%
Coal & Consumable Fuels	0.10%	0.04%	0.14%
Home Entertainment Software	0.13%	0.00%	0.13%
Electronic Components	0.02%	0.11%	0.13%
Department Stores	0.10%	0.02%	0.12%
Office REITs	0.12%	0.00%	0.12%
Oil & Gas Drilling	0.09%	0.03%	0.12%
Broadcasting	0.08%	0.04%	0.12%
Specialized REITs	0.11%	0.00%	0.11%
Diversified Capital Markets	0.00%	0.11%	0.11%
Electronic Equipment & Instruments	0.00%	0.11%	0.11%
Computer Storage & Peripherals	0.10%	0.00%	0.10%
Real Estate Services	0.10%	0.00%	0.10%
Apparel Retail	0.06%	0.02%	0.08%
Human Resource & Employment Services	0.00%	0.08%	0.08%
Rail Roads	0.08%	0.00%	0.08%
Distributors	0.07%	0.00%	0.07%
Specialty Stores	0.07%	0.00%	0.07%
Internet Retail	0.07%	0.00%	0.07%
Home Building	0.06%	0.01%	0.07%
Diversified Chemicals	0.07%	0.00%	0.07%
Retail REITs	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Water Utilities	0.06%	0.00%	0.06%
Oil & Gas Refining & Marketing	0.06%	0.00%	0.06%
Precious Metals & Minerals	0.03%	0.03%	0.06%
Personal Products	0.05%	0.00%	0.05%
Environmental & Facilities Services	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.00%	0.05%
Airlines	0.00%	0.05%	0.05%
Healthcare Technology	0.05%	0.00%	0.05%
Marine Ports & Services	0.00%	0.04%	0.04%
Semiconductor Equipment	0.04%	0.00%	0.04%
Healthcare Distributors	0.04%	0.00%	0.04%
Diversified Banks	0.00%	0.03%	0.03%
Marine	0.00%	0.03%	0.03%
Real Estate Operating Companies	0.00%	0.03%	0.03%
Electronic Manufacturing Services	0.00%	0.02%	0.02%
Gold Mining	0.00%	0.02%	0.02%
Heavy Electrical Equipment	0.00%	0.01%	0.01%
Commodity Chemicals	0.00%	0.01%	0.01%
Household Appliances	0.00%	0.01%	0.01%

			57.57%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	11.44%
Corporate Notes	9.85%
U.S. Treasuries	5.58%
Non-Agency Collateralized Mortgage Obligations	2.24%
Agency Collateralized Mortgage Obligations	0.68%
Sovereign Bonds	0.55%
Asset Backed	0.31%
Municipal Bonds and Notes	0.17%

30.82%

Short-Term and Other Investments
Short-Term	11.53%
Other Investments	0.08%

11.61%

100.00%

Notes to Schedules of Investments (dollars in thousands)—September 30, 2011 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, these securities amounted to $5,972, $9,157 and $29,817 or 2.96%, 4.92% and 8.23% of the net assets of the Elfun Diversified Fund, Elfun Money Market Fund and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2011, all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2011 (as a percentage of net assets) as follows:

AMBAC	7.67%

FSA	7.34%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At September 30, 2011, these securities amounted to $404 and $64 or 0.11% and 0.03% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of September 30, 2011.
††	Security traded on different exchanges.
*	Less than 0.05%
**	Amount is less than $500.

Abbreviations:

ADR	American Depositary Receipt

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, Level 1 securities primarily include publicly-traded equity securities which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Municipal obligations are valued at the quoted bid prices, when available. The pricing vendor uses various pricing models for each asset class that are consistent with what other market participants would use. The inputs and assumptions to the model of the pricing vendor are derived from market observable sources including: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing vendor uses available information as applicable such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. The pricing vendor considers all available market observable inputs in determining the evaluation for a security. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and primarily comprise our portfolio of corporate fixed income, government, mortgage and asset-backed securities.

In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing vendors may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances we classify the investment securities in Level 3.

The Funds use non-binding broker quotes as the primary basis for valuation when there is limited, or no, relevant market activity for a specific investment or for other investments that share similar characteristics. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker quotes are included in Level 3. As is the case with the primary pricing vendor, third-party brokers do not provide access to their proprietary valuation models, inputs and assumptions. Accordingly, GEAM conducts internal reviews of pricing for all such investment securities periodically to ensure reasonableness of valuations used in the Funds’ financial statements. These reviews are designed to identify prices that appear stale, those that have changed significantly from prior valuations, and other anomalies that may indicate that a price may not be accurate. Based on the information available, GEAM believes that the fair values provided by the brokers are representative of prices that would be received to sell the assets at the measurement date (exit prices).

All portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other Fund with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost which approximates market value and these are included in Level 2.

A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and those are also included in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a model to identify affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Portfolio securities may be valued using techniques other than market quotations, under the circumstances described above. The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Funds could sell a portfolio security for the value established for it at any time and it is possible that the Funds would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund’s NAV.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2011:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Diversified Fund	Investments in Securities †
	Domestic Equity	$76,304	$—	$—	$76,304
	Foreign Equity	8,407	34,281	—	42,688
	U.S. Treasuries	—	11,945	—	11,945
	Agency Mortgage Backed	—	24,484	—	24,484
	Agency CMOs	—	1,442	9	1,451
	Asset Backed	—	655	—	655
	Corporate Notes	—	21,075	—	21,075
	Non-Agency CMOs	—	4,785	—	4,785
	Sovereign Bonds	—	1,184	—	1,184
	Municipal Notes and Bonds	—	371	—	371
	Exchange Traded Funds	3,334	—	—	3,334
	Preferred Stock	421	497	—	918
	Other Investments	—	169	—	169
	Short-Term Investments	24,690	—	—	24,690

	Total Investments in Securities	$113,156	$100,888	$9	$214,053

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$44	$—	$—	$44
	Futures Contracts—Unrealized Depreciation	(476)	—	—	(476)
	Foreign Currency Forward Exchange Contracts—Unrealized Appreciation	161,748	—	—	161,748
	Foreign Currency Forward Exchange Contracts—Unrealized Depreciation	(747)	—	—	(747)

	Total Other Financial Instruments	$160,569	$—	$—	$160,569

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2011:

Elfun Diversified Fund	Agency CMOs	Non-Agency CMOs	Total
Balance at 12/31/10	$130	$1	$131
Accrued discounts/premiums	(3)	—	(3)
Realized gain (loss)	6	(39)	(33)
Change in unrealized gain (loss)	(6)	38	32
Purchases	4	—	4
Sales	(23)	—	(23)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(99)	—	(99)

Balance at 09/30/11	$9	$—	$9

Change in unrealized appreciation relating to securities still held at 09/30/11	0 **	$—	0 **

The Funds utilized the fair value pricing service on September 30, 2011, due to events occurring after the close of the portfolio’s primary market and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 which were classified as Level 1 at the beginning of the period. The value of securities classified as Level 2 held since the beginning of the period was $34,778 for the fund.

** Value is less than $500

† See Schedule of Investments for Industry Classification

* Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

Derivatives Disclosure

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure as they appear on the

Statement of Assets and Liabilities, all of which are not accounted for as hedging instruments under FASB Accounting Standards

Codification (“ASC”) No. 815 Derivatives and Hedging as of September 30, 2011:

(Dollars in Thousands):

	Asset Derivatives September 30, 2011			Liability Derivatives September 30, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
Elfun Diversified Fund
Equity Contracts	Assets, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	11	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(161	)*
Interest Rate Contracts	Assets, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	33	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Futures	(315	)*
Foreign Currency Forward Exchange Contracts	Assets, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Forward Exchange Contracts	161,748	*	Liabilities, Net Assets—Net Unrealized Appreciation/ (Depreciation) on Forward Exchange Contracts	(747	)*

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts and foreign currency forward exchange contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin on futures is reported within the Assets and/or Liabilities section on the Statement of Assets and Liabilities.

INCOME TAXES

At September 30, 2011, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Diversified Fund	$224,591	$7,572	$(18,110)	$(10,538)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 22, 2011

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 22, 2011